STOCKHOLDERS' EQUITY (DEFICIENCY) (Narrative) (Details) (USD $)	0 Months Ended				12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 27, 2013	Oct. 29, 2013	Jun. 15, 2013	Mar. 15, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2013	Nov. 19, 2013	Oct. 29, 2013 Senior Convertible Note Payable [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Warrant [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jan. 29, 2013 Minimum [Member] Senior Convertible Note Payable [Member] Warrant [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jan. 29, 2013 Maximum [Member] Senior Convertible Note Payable [Member] Warrant [Member]	Jan. 31, 2010 Employees and Consultants [Member]	Feb. 29, 2012 Chief Financial Officer [Member]	Mar. 31, 2012 Employees And Consultants Second Issuance [Member]	Mar. 31, 2012 Employee who has since become the Company's Chief Operating Officer [Member]	Sep. 30, 2012 Consultants [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Nov. 30, 2013 Employee [Member]	Nov. 30, 2013 Employees [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock, shares authorized	1,000,000				1,000,000	1,000,000
Preferred stock, par value					$ 0.001	$ 0.001
Preferred stock, shares issued					0	0
Consultancy agreement, value of shares issued			$ 20,000
Consultancy agreement, expense			57,500	29,500	87,000
Stock-based compensation expense					48,239	46,089
Proceeds from issuance of private placement		10,000,000
Shares issued in private placement		3,333,338
Stock price per share		$ 3.00
Proceeds from private placement after fees and expenses		9,100,000
Costs associated with the public offering		579,000
Number of shares called by warrants		192,970								8,142
Exercise price		$ 3.30								$ 3.3775
Amount of debt converted into stock		1,700,000							500,000
Shares issued from conversion of convertible debt		780,000							148,039
Total number of shares authorized							1,800,000	8,000,000
Reverse Stock Split, Conversion Ratio	0.20
Liquidated damages to be paid upon default		144,728
Stock price														$ 1.00			$ 3.50
Expected term											5 years	6 years 3 months 18 days	6 years 3 months 18 days		10 years	10 years
Volatility, minimum						48.00%					30.30%
Volatility, maximum						52.00%					51.40%
Risk free interest rate, minimum						1.39%					0.71%
Risk free interest rate, maximum						1.72%					0.90%
Dividend yield					0.00%	0.00%					0.00%
Estimated forfeiture rate												0.01%			0.05%
Options granted					41,000	170,000												48,600	40,000	45,600	20,000	30,000	20,000	10,000	31,200
Exercise price																		$ 1.875	$ 1.00	$ 1.15	$ 1.15	$ 1.00	$ 1.25	$ 4.35	$ 4.35
Vesting installments																		4	36	4	4	4	36	3	4
Options granted, value																		46,899	20,000	25,992	11,400	17,850	14,800	25,900	80,808
Options vested					963,311
Options unvested					156,189
Unamortized stock-based compensation expense					$ 150,037	$ 122,592